GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of allocation of net purchase price of the acquisition
The acquisition was accounted for under the purchase method of accounting, in accordance with Accounting Standard Codification ("ASC") 805 "Business Combinations" ("ASC 805"), and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of the eGistics. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The operation results of eGistics have been included in the consolidated financial statements since the acquisition date of July 16, 2014.

Net assets	$2,515
Liabilities assumed	(4,694)
Customer relations	3,997
Technology	3,005
Goodwill	13,518
Deferred tax liability	(553)

Total purchase price	$17,788

Schedule of components of intangible assets associated with the acquisition
The following table sets forth the components of intangible assets associated with the acquisition:

	Amount	Amortization period (in years)	Amortization method

Customer relations	$3,997	8.5	Acceleration
Technology	3,005	3.2	Straight line

	$7,002